Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(5) Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	June 30, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,893	$77
Advertiser relationships	278,458	154,422	124,036
Customer relationships	8,940	3,922	5,018
Subscriber relationships	81,934	41,316	40,618
Trade name	5,493	3,479	2,014
Publication rights	345	145	200

Total	$380,140	$208,177	$171,963

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,245

Total	$48,987

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

The weighted average amortization periods for amortizable intangible assets are 4.4 years for noncompete agreements, 16.7 years for advertiser relationships, 13.8 years for customer relationships, 17.2 years for subscriber relationships, 10.0 years for trade names and 15.0 years for publication rights.
Amortization expense for the three and six months ended June 30, 2013 and July 1, 2012 was $5,823, $5,893, $11,668 and $11,801, respectively. Estimated future amortization expense as of June 30, 2013 is as follows:

For the years ending the Sunday closest to December 31:
2013	$11,592
2014	23,277
2015	23,244
2016	21,316
2017	20,242
Thereafter	72,292

Total	$171,963

The Company's annual impairment assessment is made on the last day of its fiscal second quarter.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 14. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.

As of April 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of July 1, 2012, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units and no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the market price of the Company's common stock and fair value of the Company's debt) plus an estimated control premium.
As of September 30, 2012, December 30, 2012 and March 31, 2013, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the July 1, 2012 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of June 30, 2013, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units and no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the market price of the Company's common stock and fair value of the Company's debt) plus an estimated control premium.
The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. Should general economic, market or business conditions decline, and have a negative impact on estimates of future cash flow and market transaction multiples, the Company may be required to record additional impairment charges in the future.